DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CREDIT FACILITIES AND DEBT
DEBT

NOTE 5: DEBT

        On July 15, 2013, the Company renewed a U.S. wholesale committed asset-backed facility with a maturity date of July 14, 2014. The renewal reduced the facility from $250,000 to $200,000.

        On August 15, 2013, the Company, through a U.S. wholesale trust, issued $367,300 of asset-backed notes with a scheduled final bullet payment date of August 15, 2016 secured by a revolving pool of U.S. dealer wholesale receivables.

        On August 29, 2013, the Company, through a bankruptcy-remote trust, issued $755,500 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2012:

	2012
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2014	$1,200,000	$—	$91,598	$274,149	$834,253
Retail—Canada	Dec 2014	502,169	—	65,642	257,658	178,869
Wholesale VFN—U.S.	Various 2013	1,550,000	1,550,000	—	—	—
Wholesale VFN—Canada	Dec 2014	588,291	548,716	—	—	39,576
Leases—U.S.	(2)	100,000	—	14,913	83,286	1,800

Subtotal		3,940,460	2,098,716	172,153	615,093	1,054,498
Secured Debt
Amortizing retail term ABS—N.A.	Various	5,924,946	—	1,810,103	4,114,843	—
Other ABS financing—N.A.	Various	340,880	—	149,265	191,615	—

Subtotal		6,265,826	—	1,959,368	4,306,458	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000

Unsecured Debt
Notes	Various	1,250,000	—	—	1,250,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		1,400,000	—	—	1,400,000	—

Total credit facilities and debt		$11,956,286	$2,098,716	$2,131,521	$6,321,551	$1,404,498

(1)
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

(2)
Advances under the credit facility end December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extend beyond 2013.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

2014	$2,224,556
2015	2,225,929
2016	1,608,138
2017	222,368
2018 and thereafter	40,560

Total	$6,321,551

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2013	$1,200,000	$—	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	—	153,262	—	140,472
Commercial revolving accounts	Oct 2012	200,000	166,800	—	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	—	85,506

Subtotal		3,417,250	1,804,810	244,902	277,760	1,089,778
Secured Debt
Wholesale term—U.S.	Various	803,250	—	803,250	—	—
Amortizing retail term ABS—N.A.	Various	5,013,006	—	1,730,937	3,282,069	—
Other ABS financing—N.A.	Various	590,080	—	212,136	377,944	—

Subtotal		6,406,336	—	2,746,323	3,660,013	—
Unsecured Facility
Revolving credit facility	2016	100,000	—	—	—	100,000
Unsecured Debt
Notes	2016	500,000	—	—	500,000	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		650,000	—	—	650,000	—

Total credit facilities and debt		$10,573,586	$1,804,810	$2,991,225	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

Committed Asset-Backed Facilities

        The Company has access to asset-backed facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, have later repurchased the receivables and either resold the receivables in the term ABS markets or utilize alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,702,169. In addition, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding seven years. The Company believes that it is probable that a majority of these receivables will be repurchased and resold in the term ABS markets. Borrowings against these facilities accrue interest at prevailing money market rates plus program fees.

        The Company finances its wholesale receivable portfolios with the issuance of Variable Funding Notes ("VFN") which are privately subscribed by certain banks or conduits. These notes accrue interest at prevailing money market rates plus program fees.

        The Company has access to an asset-backed facility to finance its operating leases. Borrowings against this facility accrue interest at prevailing money market rates plus a program fee.

Secured Debt

        Borrowings under secured debt bear interest at either floating rates of LIBOR plus an applicable margin or fixed rates.

Unsecured Facilities and Debt

        In July 2011, the Company closed a $250,000, five-year, unsecured committed credit facility. The facility includes a $150,000 term loan which thereafter was fully drawn with a five-year tenor, and a $100,000 revolving credit facility that has remained fully available.

        In November 2011, the Company issued $500,000 of debt securities at an annual fixed rate of 6.25% due 2016. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

        In April 2012, the Company entered into a $250,000, three-year, unsecured revolving credit facility, which has remained undrawn.

        In October 2012, the Company issued $750,000 of debt securities at an annual fixed rate of 3.875% due 2015. The notes, which are senior unsecured obligations of CNH Capital LLC, are guaranteed by CNH Capital America and New Holland Credit.

Covenants

        The credit agreements governing the Company's unsecured facilities and the indentures governing the Company's unsecured debt (as the case may be), among other things, limit the ability of the Company and certain of its subsidiaries to incur additional debt, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, enter into certain sale and leaseback transactions and/or sell certain assets or merge with or into other companies. In addition, the Company is required to maintain certain coverage levels for leverage and EBITDA.

Interest Rates

        The weighted-average interest rate on total short-term debt outstanding at December 31, 2012 and 2011 was 1.2% and 1.7%, respectively. The weighted-average interest rate on total long-term debt outstanding (including current maturities of long-term debt) at December 31, 2012 and 2011 was 1.9% and 2.2%, respectively. The average rate is calculated using the actual rates at December 31, 2012 and 2011, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other things, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as of the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.